Acquisitions and Dispositions (Expected Sale of Interest in Cove Point) (Narrative) (Detail) - Cove Point $ in Billions	1 Months Ended
Oct. 31, 2019 USD ($)
Business Acquisition And Dispositions [Line Items]
Ownership interest percentage of limited partner interests	25.00%
Cash consideration from sale of noncontrolling interest	$ 2.1